Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (31.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	102,414,994	7,481,415

International Stock Fund (20.9%)
Vanguard Total International Stock Index Fund Investor Shares	295,581,196	5,004,190

U.S. Bond Funds (35.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	634,807,341	6,913,052
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	63,335,828	1,565,662
		8,478,714
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Admiral Shares	130,555,396	2,987,107

Total Investment Companies (Cost $21,189,834)		23,951,426
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $0)	3	—
Total Investments (100.1%) (Cost $21,189,834)		23,951,426
Other Assets and Liabilities-Net (-0.1%)		(21,954)
Net Assets (100%)		23,929,472

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	1	—	49	—	—
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,132,233	493,152	88,527	(87)	28,891	13,938	—	1,565,662
Vanguard Total Bond
Market II Index Fund	6,311,465	1,415,842	1,167,674	(5,016)	358,435	142,052	—	6,913,052
Vanguard Total
International Bond
Index Fund	2,676,627	295,516	128,513	(861)	144,338	73,541	—	2,987,107
Vanguard Total
International Stock
Index Fund	4,634,461	552,149	103,057	(4,254)	(75,109)	114,873	—	5,004,190
Vanguard Total Stock
Market Index Fund	7,075,179	987,816	684,144	17,791	84,773	102,871	—	7,481,415
Total	21,829,965	3,744,475	2,171,915	7,574	541,328	447,324	—	23,951,426

1	Not applicable—purchases and sales are for temporary cash investment purposes.